UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.                      Schedule of Investments.

                            Attached hereto.

GEQ Guggenheim Equal Weight Enhanced Equity Income Fund
Portfolio of Investments
September 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 118.4%
	Basic Materials - 6.0%
3,895	Air Products & Chemicals, Inc.(a)	$415,090
3,982	Airgas, Inc.(a)	422,291
51,169	Alcoa, Inc.(a)	415,492
14,442	Allegheny Technologies, Inc.(a)	440,770
2,133	CF Industries Holdings, Inc.(a)	449,699
18,733	Cliffs Natural Resources, Inc.(a)	384,027
10,369	Dow Chemical Co.(a)	398,170
5,404	Eastman Chemical Co.(a)	420,972
4,321	Ecolab, Inc.(a)	426,742
7,022	EI du Pont de Nemours & Co.(a)	411,208
5,892	FMC Corp.(a)	422,574
12,513	Freeport-McMoRan Copper & Gold, Inc.(a)	413,930
5,042	International Flavors & Fragrances, Inc.(a)	414,957
8,494	International Paper Co.(a)	380,531
5,823	LyondellBasell Industries NV (Netherlands)(a)	426,418
10,723	MeadWestvaco Corp.(a)	411,549
3,969	Monsanto Co.(a)	414,245
8,990	Mosaic Co.(a)	386,750
14,661	Newmont Mining Corp.(a)	411,974
8,561	Nucor Corp.(a)	419,660
2,545	PPG Industries, Inc.(a)	425,168
3,432	Praxair, Inc.(a)	412,561
2,363	Sherwin-Williams Co.(a)	430,491
4,837	Sigma-Aldrich Corp.(a)	412,596
20,807	United States Steel Corp.(a)	428,416
		10,396,281

	Communications - 9.5%
1,387	Amazon.com, Inc.(a) (b)	433,632
12,048	AT&T, Inc.(a)	407,463
23,424	Cablevision Systems Corp., Class A(a)	394,460
7,455	CBS Corp., Class B(a)	411,218
12,784	CenturyLink, Inc.(a)	401,162
17,001	Cisco Systems, Inc.(a)	398,163
9,404	Comcast Corp., Class A(a)	424,591
28,241	Corning, Inc.(a)	412,036
5,919	Crown Castle International Corp.(a) (b)	432,266
6,694	Directtv(a) (b)	399,967
5,313	Discovery Communications, Inc., Class A(a) (b)	448,522
7,682	eBay, Inc.(a) (b)	428,579
8,077	Expedia, Inc.(a)	418,308
4,494	F5 Networks, Inc.(a) (b)	385,405
95,046	Frontier Communications Corp.(a)	396,342
16,220	Gannett Co., Inc.(a)	434,534
465	Google, Inc., Class A(a) (b)	407,298
7,136	Harris Corp.(a)	423,165
24,522	Interpublic Group of Cos., Inc.(a)	421,288
27,544	JDS Uniphase Corp.(a) (b)	405,172
19,670	Juniper Networks, Inc.(a) (b)	390,646
7,196	Motorola Solutions, Inc.(a)	427,298
1,352	NetFlix, Inc.(a) (b)	418,052
24,478	News Corp. Class A, Class A(a) (b)	393,117
11,626	Nielsen Holdings NV (Netherlands)(a)	423,768
6,359	Omnicom Group, Inc.(a)	403,415
428	priceline.com, Inc.(a) (b)	432,687
5,569	Scripps Networks Interactive, Inc., Class A(a)	434,995
16,484	Symantec Corp.(a)	407,979
3,717	Time Warner Cable, Inc.(a)	414,817
6,609	Time Warner, Inc.(a)	434,938
5,677	TripAdvisor, Inc.(a) (b)	430,544
12,670	Twenty-First Century Fox, Inc.(a)	424,445
8,294	VeriSign, Inc.(a) (b)	422,082
8,658	Verizon Communications, Inc.(a)	403,982
5,025	Viacom, Inc., Class B(a)	419,990
6,200	Walt Disney Co.(a)	399,838
713	Washington Post Co., Class B(a)	435,892
48,756	Windstream Holdings, Inc.(a)	390,048
14,130	Yahoo!, Inc.(a) (b)	468,550
		16,660,654

	Consumer, Cyclical - 16.3%
11,107	Abercrombie & Fitch Co., Class A(a)	392,855
7,794	AutoNation, Inc.(a) (b)	406,613
994	AutoZone, Inc.(a) (b)	420,194
5,615	Bed Bath & Beyond, Inc.(a) (b)	434,375
10,801	Best Buy Co., Inc.(a)	405,038
4,172	BorgWarner, Inc.(a)	422,999
8,093	CarMax, Inc.(a) (b)	392,268
11,045	Carnival Corp. (Panama)(a)	360,509
972	Chipotle Mexican Grill, Inc.(a) (b)	416,696
8,319	Cintas Corp.(a)	425,933
7,568	Coach, Inc.(a)	412,683
3,533	Costco Wholesale Corp.(a)	406,719
6,903	CVS Caremark Corp.(a)	391,745
8,548	Darden Restaurants, Inc.(a)	395,687
7,266	Delphi Automotive PLC (Jersey)(a)	424,480
18,401	Delta Air Lines, Inc.(a)	434,079
7,275	Dollar General Corp.(a) (b)	410,747
7,535	Dollar Tree, Inc.(a) (b)	430,701
21,601	DR Horton, Inc.(a)	419,707
5,735	Family Dollar Stores, Inc.(a)	413,035
8,257	Fastenal Co.(a)	414,914
23,829	Ford Motor Co.(a)	401,995
3,558	Fossil Group, Inc.(a) (b)	413,582
7,882	GameStop Corp., Class A(a)	391,341
9,929	Gap, Inc.(a)	399,940
11,465	General Motors Co.(a) (b)	412,396
5,181	Genuine Parts Co.(a)	419,091
18,948	Goodyear Tire & Rubber Co.(a)	425,382
6,533	Harley-Davidson, Inc.(a)	419,680
6,220	Harman International Industries, Inc.(a)	411,951
8,831	Hasbro, Inc.(a)	416,293
5,505	Home Depot, Inc.(a)	417,554
20,348	International Game Technology(a)	385,188
29,917	JC Penney Co., Inc.(a) (b)	263,868
9,805	Johnson Controls, Inc.(a)	406,908
8,068	Kohl's Corp.(a)	417,519
11,990	Lennar Corp., Class A(a)	424,446
7,060	Limited Brands, Inc.(a)	431,366
8,823	Lowe's Cos., Inc.(a)	420,063
9,249	Macy's, Inc.(a)	400,204
9,646	Marriott International, Inc., Class A(a)	405,711
9,838	Mattel, Inc.(a)	411,819
4,246	McDonald's Corp.(a)	408,508
15,354	Newell Rubbermaid, Inc.(a)	422,235
6,088	NIKE, Inc., Class B(a)	442,232
7,219	Nordstrom, Inc.(a)	405,708
3,285	O'Reilly Automotive, Inc.(a) (b)	419,133
7,347	PACCAR, Inc.(a)	408,934
5,691	PetSmart, Inc.(a)	433,995
25,028	Pulte Group, Inc.(a)	412,962
3,322	PVH Corp.(a)	394,288
2,485	Ralph Lauren Corp.(a)	409,354
5,894	Ross Stores, Inc.(a)	429,083
29,744	Southwest Airlines Co.(a)	433,073
28,652	Staples, Inc.(a)	419,752
5,472	Starbucks Corp.(a)	421,180
6,074	Starwood Hotels & Resorts Worldwide, Inc.(a)	403,617
6,485	Target Corp.(a)	414,910
5,236	Tiffany & Co.(a)	401,182
7,628	TJX Cos., Inc.(a)	430,143
10,772	Urban Outfitters, Inc.(a) (b)	396,086
2,115	VF Corp.(a)	420,991
7,734	Walgreen Co.(a)	416,089
5,561	Wal-Mart Stores, Inc.(a)	411,292
3,018	Whirlpool Corp.(a)	441,956
1,546	WW Grainger, Inc.(a)	404,604
6,659	Wyndham Worldwide Corp.(a)	405,999
2,749	Wynn Resorts Ltd.(a)	434,370
5,699	Yum! Brands, Inc.(a)	406,852
		28,376,802

	Consumer, Non-cyclical - 23.5%
11,858	Abbott Laboratories(a)	393,567
9,210	Abbvie, Inc.(a)	411,963
3,049	Actavis, Inc.(a) (b)	439,056
10,328	Adt Corp.(a)	419,936
6,128	Aetna, Inc.(a)	392,315
3,622	Alexion Pharmaceuticals, Inc.(a) (b)	420,732
4,658	Allergan, Inc.(a)	421,316
11,868	Altria Group, Inc.(a)	407,666
6,859	AmerisourceBergen Corp.(a)	419,085
3,593	Amgen, Inc.(a)	402,200
11,415	Archer-Daniels-Midland Co.(a)	420,529
5,580	Automatic Data Processing, Inc.(a)	403,880
9,367	Avery Dennison Corp.(a)	407,652
19,926	Avon Products, Inc.(a)	410,476
5,759	Baxter International, Inc.(a)	378,309
6,332	Beam, Inc.(a)	409,364
4,135	Becton Dickinson and Co.(a)	413,583
1,761	Biogen IDEC, Inc.(a) (b)	423,978
34,920	Boston Scientific Corp.(a) (b)	409,961
9,491	Bristol-Myers Squibb Co.(a)	439,244
5,904	Brown-Forman Corp., Class B(a)	402,240
9,778	Campbell Soup Co.(a)	398,062
7,798	Cardinal Health, Inc.(a)	406,666
11,120	CareFusion Corp.(a) (b)	410,328
2,766	Celgene Corp.(a) (b)	425,770
4,943	Cigna Corp.(a)	379,919
4,928	Clorox Co.(a)	402,716
10,686	Coca-Cola Co.(a)	404,786
10,413	Coca-Cola Enterprises, Inc.(a)	418,706
6,956	Colgate-Palmolive Co.(a)	412,490
12,970	ConAgra Foods, Inc.(a)	393,510
7,043	Constellation Brands, Inc., Class A(a) (b)	404,268
6,841	Covidien PLC (Ireland)(a)	416,891
3,485	CR Bard, Inc.(a)	401,472
7,415	DaVita HealthCare Partners, Inc.(a) (b)	421,913
9,373	DENTSPLY International, Inc.(a)	406,882
9,205	Dr Pepper Snapple Group, Inc.(a)	412,568
5,774	Edwards Lifesciences Corp.(a) (b)	402,044
7,760	Eli Lilly & Co.(a)	390,561
6,896	Equifax, Inc.(a)	412,726
5,840	Estee Lauder Cos., Inc., Class A(a)	408,216
6,291	Express Scripts Holding Co.(a) (b)	388,658
9,371	Forest Laboratories, Inc.(a) (b)	400,985
8,395	General Mills, Inc.(a)	402,288
6,508	Gilead Sciences, Inc.(a) (b)	408,963
15,178	H&R Block, Inc.(a)	404,645
4,515	Hershey Co.(a)	417,638
9,666	Hormel Foods Corp.(a)	407,132
10,436	Hospira, Inc.(a) (b)	409,300
4,209	Humana, Inc.(a)	392,826
1,102	Intuitive Surgical, Inc.(a) (b)	414,649
15,550	Iron Mountain, Inc.(a)	420,161
3,833	JM Smucker Co.(a)	402,618
4,668	Johnson & Johnson(a)	404,669
6,818	Kellogg Co.(a)	400,421
4,321	Kimberly-Clark Corp.(a)	407,125
7,622	Kraft Foods Group, Inc.(a)	399,698
10,593	Kroger Co.(a)	427,322
4,106	Laboratory Corp. of America Holdings(a) (b)	407,069
5,532	Life Technologies Corp.(a) (b)	413,960
9,392	Lorillard, Inc.(a)	420,573
620	MasterCard, Inc., Class A(a)	417,124
6,098	McCormick & Co., Inc.(a)	394,541
6,696	McGraw-Hill Cos., Inc.(a)	439,191
3,213	McKesson Corp.(a)	412,228
5,466	Mead Johnson Nutrition Co.(a)	405,905
7,717	Medtronic, Inc.(a)	410,930
8,651	Merck & Co., Inc.(a)	411,874
8,346	Molson Coors Brewing Co., Class B(a)	418,384
13,104	Mondelez International, Inc.(a)	411,728
7,510	Monster Beverage Corp.(a) (b)	392,398
6,134	Moody's Corp.(a)	431,404
10,624	Mylan, Inc.(a) (b)	405,518
10,101	Patterson Cos., Inc.(a)	406,060
10,252	Paychex, Inc.(a)	416,641
5,147	PepsiCo, Inc.(a)	409,187
3,349	Perrigo Co.(a)	413,200
14,502	Pfizer, Inc.(a)	416,352
4,709	Philip Morris International, Inc.(a)	407,752
5,230	Procter & Gamble Co.(a)	395,336
15,889	Quanta Services, Inc.(a) (b)	437,106
6,731	Quest Diagnostics, Inc.(a)	415,908
1,426	Regeneron Pharmaceuticals, Inc.(a) (b)	446,152
8,474	Reynolds American, Inc.(a)	413,362
10,863	Robert Half International, Inc.(a)	423,983
14,661	Safeway, Inc.(a)	469,005
7,827	St Jude Medical, Inc.(a)	419,839
5,896	Stryker Corp.(a)	398,511
12,575	Sysco Corp.(a)	400,262
10,280	Tenet Healthcare Corp.(a) (b)	423,433
14,202	Total System Services, Inc.(a)	417,823
13,669	Tyson Foods, Inc., Class A(a)	386,559
5,551	UnitedHealth Group, Inc.(a)	397,507
5,546	Varian Medical Systems, Inc.(a) (b)	414,453
5,284	Vertex Pharmaceuticals, Inc.(a) (b)	400,633
4,641	WellPoint, Inc.(a)	388,034
22,459	Western Union Co.(a)	419,085
7,240	Whole Foods Market, Inc.(a)	423,540
5,048	Zimmer Holdings, Inc.(a)	414,643
13,315	Zoetis, Inc.(a)	414,363
		41,068,200

	Diversified - 0.2%
14,845	Leucadia National Corp.(a)	404,378

	Energy - 10.4%
4,366	Anadarko Petroleum Corp.(a)	405,994
4,763	Apache Corp.(a)	405,522
8,319	Baker Hughes, Inc.(a)	408,463
11,018	Cabot Oil & Gas Corp., Class A(a)	411,192
7,136	Cameron International Corp.(a) (b)	416,528
15,502	Chesapeake Energy Corp.(a)	401,192
3,330	Chevron Corp.(a)	404,595
5,976	ConocoPhillips(a)	415,392
12,232	Consol Energy, Inc.(a)	411,606
23,255	Denbury Resources, Inc.(a) (b)	428,125
7,080	Devon Energy Corp.(a)	408,941
6,419	Diamond Offshore Drilling, Inc.(a)	400,032
7,452	Ensco PLC, Class A (United Kingdom)(a)	400,545
2,485	EOG Resources, Inc.(a)	420,661
4,693	EQT Corp.(a)	416,363
4,676	Exxon Mobil Corp.(a)	402,323
7,599	FMC Technologies, Inc.(a) (b)	421,137
8,321	Halliburton Co.(a)	400,656
5,993	Helmerich & Payne, Inc.(a)	413,217
5,319	Hess Corp.(a)	411,371
11,785	Kinder Morgan, Inc.(a)	419,192
11,624	Marathon Oil Corp.(a)	405,445
6,090	Marathon Petroleum Corp.(a)	391,709
6,717	Murphy Oil Corp.(a)	405,169
25,256	Nabors Industries Ltd. (Bermuda)(a)	405,611
5,284	National Oilwell Varco, Inc.(a)	412,733
16,151	Newfield Exploration Co.(a) (b)	442,054
10,657	Noble Corp. (Switzerland)(a)	402,515
6,216	Noble Energy, Inc.(a)	416,534
4,620	Occidental Petroleum Corp.(a)	432,155
8,087	Oneok, Inc.(a)	431,199
22,994	Peabody Energy Corp.(a)	396,647
7,237	Phillips 66(a)	418,443
2,237	Pioneer Natural Resources Co.(a)	422,346
14,702	QEP Resources, Inc.(a)	407,098
5,257	Range Resources Corp.(a)	398,954
10,917	Rowan Companies PLC (United Kingdom)(a) (b)	400,872
4,767	Schlumberger Ltd. (Curacao)(a)	421,212
10,901	Southwestern Energy Co.(a) (b)	396,578
12,313	Spectra Energy Corp.(a)	421,474
8,966	Tesoro Corp.(a)	394,325
11,796	Valero Energy Corp.(a)	402,833
11,506	Williams Cos., Inc.(a)	418,358
20,956	WPX Energy, Inc.(a) (b)	403,613
		18,070,924

	Financial - 18.6%
4,511	ACE Ltd. (Switzerland)(a)	422,049
6,774	Aflac, Inc.(a)	419,920
8,259	Allstate Corp.(a)	417,492
5,491	American Express Co.(a)	414,680
8,319	American International Group, Inc.(a)	404,553
5,608	American Tower Corp., REIT(a)	415,721
4,554	Ameriprise Financial, Inc.(a)	414,778
6,034	AON PLC (United Kingdom)(a)	449,172
14,477	Apartment Investment & Management Co., Class A, REIT(a)	404,487
7,490	Assurant, Inc.(a)	405,209
3,200	AvalonBay Communities, Inc., REIT(a)	406,688
28,534	Bank of America Corp.(a)	393,769
13,290	Bank of New York Mellon Corp.(a)	401,225
12,158	BB&T Corp.(a)	410,332
3,640	Berkshire Hathaway, Inc., Class B(a) (b)	413,176
1,563	BlackRock, Inc.(a)	422,979
3,944	Boston Properties, Inc., REIT(a)	421,614
6,125	Capital One Financial Corp.(a)	421,032
17,669	CBRE Group, Inc., Class A(a) (b)	408,684
18,769	Charles Schwab Corp.(a)	396,777
4,720	Chubb Corp.(a)	421,307
8,881	Cincinnati Financial Corp.(a)	418,828
8,188	Citigroup, Inc.(a)	397,200
5,714	CME Group, Inc.(a)	422,150
10,206	Comerica, Inc.(a)	401,198
8,110	Discover Financial Services(a)	409,879
24,164	E*Trade Financial Corp.(a) (b)	398,706
7,574	Equity Residential, REIT(a)	405,739
22,494	Fifth Third Bancorp(a)	405,792
8,515	Franklin Resources, Inc.(a)	430,434
33,806	Genworth Financial, Inc., Class A(a) (b)	432,379
2,522	Goldman Sachs Group, Inc.(a)	399,006
13,075	Hartford Financial Services Group, Inc.(a)	406,894
9,979	HCP, Inc., REIT(a)	408,640
6,694	Health Care REIT, Inc., REIT(a)	417,572
22,893	Host Hotels & Resorts, Inc., REIT(a)	404,519
45,786	Hudson City Bancorp, Inc.(a)	414,363
48,527	Huntington Bancshares, Inc.(a)	400,833
2,291	IntercontinentalExchange, Inc.(a) (b)	415,633
13,311	Invesco Ltd. (Bermuda)(a)	424,621
7,862	JPMorgan Chase & Co.(a)	406,387
34,540	KeyCorp(a)	393,756
20,418	Kimco Realty Corp., REIT(a)	412,035
12,164	Legg Mason, Inc.(a)	406,764
9,305	Lincoln National Corp.(a)	390,717
8,943	Loews Corp.(a)	417,996
3,694	M&T Bank Corp.(a)	413,431
7,229	Macerich Co., REIT(a)	408,005
9,749	Marsh & McLennan Cos., Inc.(a)	424,569
8,467	MetLife, Inc.(a)	397,526
14,698	Morgan Stanley(a)	396,111
13,230	NASDAQ OMX Group, Inc.(a)	424,551
7,543	Northern Trust Corp.(a)	410,264
9,886	NYSE Euronext(a)	415,014
28,553	People's United Financial, Inc.(a)	410,592
8,978	Plum Creek Timber Co., Inc., REIT(a)	420,440
5,644	PNC Financial Services Group, Inc.(a)	408,908
9,594	Principal Financial Group, Inc.(a)	410,815
15,945	Progressive Corp.(a)	434,183
11,184	ProLogis, Inc., REIT(a)	420,742
5,189	Prudential Financial, Inc.(a)	404,638
2,650	Public Storage, REIT(a)	425,457
43,429	Regions Financial Corp.(a)	402,153
2,785	Simon Property Group, Inc., REIT(a)	412,821
16,691	SLM Corp.(a)	415,606
6,076	State Street Corp.(a)	399,497
12,412	SunTrust Banks, Inc.(a)	402,397
5,778	T Rowe Price Group, Inc.(a)	415,612
5,728	Torchmark Corp.(a)	414,421
4,947	Travelers Cos., Inc.(a)	419,357
13,342	Unum Group(a)	406,130
11,132	US Bancorp(a)	407,209
6,729	Ventas, Inc., REIT(a)	413,834
2,187	Visa, Inc., Class A(a)	417,936
4,889	Vornado Realty Trust, REIT(a)	410,969
9,799	Wells Fargo & Co.(a)	404,895
14,564	Weyerhaeuser Co., REIT(a)	416,967
13,551	XL Group PLC (Ireland)(a)	417,642
14,262	Zions Bancorporation(a)	391,064
		32,521,441

	Industrial - 15.5%
3,485	3M Co.(a)	416,144
8,532	Agilent Technologies, Inc.(a)	437,265
9,160	AMETEK, Inc.(a)	421,543
5,350	Amphenol Corp., Class A(a)	413,983
9,299	Ball Corp.(a)	417,339
10,491	Bemis Co., Inc.(a)	409,254
3,713	Boeing Co.(a)	436,277
4,753	Caterpillar, Inc.(a)	396,258
6,991	CH Robinson Worldwide, Inc.(a)	416,384
15,866	CSX Corp.(a)	408,391
3,093	Cummins, Inc.(a)	410,967
5,927	Danaher Corp.(a)	410,860
5,013	Deere & Co.(a)	408,008
4,645	Dover Corp.(a)	417,260
6,140	Eaton Corp. PLC (Ireland)(a)	422,678
6,456	Emerson Electric Co.(a)	417,703
9,338	Expeditors International of Washington, Inc.(a)	411,432
3,855	FedEx Corp.(a)	439,894
12,980	FLIR Systems, Inc.(a)	407,572
6,779	Flowserve Corp.(a)	422,942
6,152	Fluor Corp.(a)	436,546
9,683	Garmin Ltd. (Switzerland)(a)	437,575
4,744	General Dynamics Corp.(a)	415,195
17,386	General Electric Co.(a)	415,352
4,920	Honeywell International, Inc.(a)	408,557
5,559	Illinois Tool Works, Inc.(a)	423,985
6,506	Ingersoll-Rand PLC (Ireland)(a)	422,500
17,468	Jabil Circuit, Inc.(a)	378,706
7,140	Jacobs Engineering Group, Inc.(a) (b)	415,405
7,684	Joy Global, Inc.(a)	392,191
3,748	Kansas City Southern(a)	409,881
4,387	L-3 Communications Holdings, Inc.(a)	414,572
13,489	Leggett & Platt, Inc.(a)	406,693
3,250	Lockheed Martin Corp.(a)	414,538
19,868	Masco Corp.(a)	422,791
10,698	Molex, Inc.(a)	412,087
5,466	Norfolk Southern Corp.(a)	422,795
4,298	Northrop Grumman Corp.(a)	409,427
13,787	Owens-Illinois, Inc.(a) (b)	413,886
5,642	Pall Corp.(a)	434,659
3,961	Parker Hannifin Corp.(a)	430,640
6,452	Pentair Ltd. (Switzerland)(a)	418,993
10,969	PerkinElmer, Inc.(a)	414,080
1,780	Precision Castparts Corp.(a)	404,487
5,267	Raytheon Co.(a)	405,928
12,530	Republic Services, Inc.(a)	418,000
3,936	Rockwell Automation, Inc.(a)	420,916
5,662	Rockwell Collins, Inc.(a)	384,223
3,163	Roper Industries, Inc.(a)	420,268
6,954	Ryder System, Inc.(a)	415,154
13,764	Sealed Air Corp.(a)	374,243
4,155	Snap-On, Inc.(a)	413,423
4,633	Stanley Black & Decker, Inc.(a)	419,610
3,607	Stericycle, Inc.(a) (b)	416,248
7,738	TE Connectivity Ltd. (Switzerland)(a)	400,674
14,421	Textron, Inc.(a)	398,164
4,538	Thermo Fisher Scientific, Inc.(a)	418,177
12,199	Tyco International Ltd. (Switzerland)(a)	426,721
2,671	Union Pacific Corp.(a)	414,913
4,664	United Parcel Service, Inc., Class B(a)	426,150
3,814	United Technologies Corp.(a)	411,225
7,864	Vulcan Materials Co.(a)	407,434
10,111	Waste Management, Inc.(a)	416,978
3,969	Waters Corp.(a) (b)	421,547
15,341	Xylem, Inc.(a)	428,474
		26,976,165

	Technology - 11.2%
5,551	Accenture PLC, Class A (Ireland)(a)	408,776
8,658	Adobe Systems, Inc.(a) (b)	449,696
8,064	Akamai Technologies, Inc.(a) (b)	416,909
10,692	Altera Corp.(a)	397,315
8,623	Analog Devices, Inc.(a)	405,712
889	Apple, Inc.(a)	423,831
25,987	Applied Materials, Inc.(a)	455,813
10,828	Autodesk, Inc.(a) (b)	445,789
15,841	Broadcom Corp., Class A(a)	412,024
13,605	CA, Inc.(a)	403,660
8,441	Cerner Corp.(a) (b)	443,575
5,602	Citrix Systems, Inc.(a) (b)	395,557
5,189	Cognizant Technology Solutions Corp., Class A(a) (b)	426,121
8,009	Computer Sciences Corp.(a)	414,386
29,851	Dell, Inc.(a)	411,048
3,942	Dun & Bradstreet Corp.(a)	409,377
15,502	Electronic Arts, Inc.(a) (b)	396,076
15,405	EMC Corp.(a)	393,752
8,997	Fidelity National Information Services, Inc.(a)	417,821
10,818	First Solar, Inc.(a) (b)	434,992
4,120	Fiserv, Inc.(a) (b)	416,326
18,733	Hewlett-Packard Co.(a)	393,018
17,638	Intel Corp.(a)	404,263
2,152	International Business Machines Corp.(a)	398,507
6,270	Intuit, Inc.(a)	415,764
6,859	KLA-Tencor Corp.(a)	417,370
8,294	Lam Research Corp.(a) (b)	424,570
10,262	Linear Technology Corp.(a)	406,991
52,335	LSI Corp.(a)	409,260
10,442	Microchip Technology, Inc.(a)	420,708
25,522	Micron Technology, Inc.(a) (b)	445,869
12,517	Microsoft Corp.(a)	416,941
9,445	NetApp, Inc.(a)	402,546
26,167	NVIDIA Corp.(a)	407,159
12,736	Oracle Corp.(a)	422,453
24,009	Pitney Bowes, Inc.(a)	436,724
6,028	Qualcomm, Inc.(a)	406,046
7,887	Red Hat, Inc.(a) (b)	363,906
8,329	Salesforce.com, Inc.(a) (b)	432,358
6,793	SanDisk Corp.(a)	404,251
10,272	Seagate Technology PLC (Ireland)(a)	449,297
6,971	Teradata Corp.(a) (b)	386,472
25,648	Teradyne, Inc.(a) (b)	423,705
10,264	Texas Instruments, Inc.(a)	413,331
6,425	Western Digital Corp.(a)	407,345
39,565	Xerox Corp.(a)	407,124
8,747	Xilinx, Inc.(a)	409,884
		19,504,418

	Utilities - 7.2%
31,158	AES Corp.(a)	414,090
9,389	AGL Resources, Inc.(a)	432,176
12,581	Ameren Corp.(a)	438,321
9,702	American Electric Power Co., Inc.(a)	420,582
18,062	CenterPoint Energy, Inc.(a)	432,946
15,788	CMS Energy Corp.(a)	415,540
7,533	Consolidated Edison, Inc.(a)	415,370
6,748	Dominion Resources, Inc.(a)	421,615
6,282	DTE Energy Co.(a)	414,486
6,307	Duke Energy Corp.(a)	421,181
9,199	Edison International(a)	423,706
6,553	Entergy Corp.(a)	414,084
13,704	Exelon Corp.(a)	406,187
11,140	FirstEnergy Corp.(a)	406,053
7,651	Integrys Energy Group, Inc.(a)	427,614
5,220	NextEra Energy, Inc.(a)	418,435
13,805	NiSource, Inc.(a)	426,436
10,262	Northeast Utilities(a)	423,308
15,234	NRG Energy, Inc.(a)	416,345
22,754	Pepco Holdings, Inc.(a)	420,039
10,003	PG&E Corp.(a)	409,323
7,678	Pinnacle West Capital Corp.(a)	420,294
13,782	PPL Corp.(a)	418,697
12,788	Public Service Enterprise Group, Inc.(a)	421,109
8,941	SCANA Corp.(a)	411,644
4,883	Sempra Energy(a)	417,985
10,094	Southern Co.(a)	415,671
25,287	TECO Energy, Inc.(a)	418,247
10,378	Wisconsin Energy Corp.(a)	419,064
14,959	Xcel Energy, Inc.(a)	413,018
		12,573,566

	Total Common Stocks - 118.4%
	(Cost $177,932,888)	206,552,829

	Short Term Investments - 8.4%
	Money Market Fund - 8.4%
14,629,359	Dreyfus Treasury Prime Cash Management Institutional Shares(a)	14,629,359
	(Cost $14,629,359)

	Total Investments - 126.8%
	(Cost $192,562,247)	221,182,188
	Liabilities in excess of Other Assets - (7.6%)	(13,275,597)
	Total Value of Options Written - (1.4%) (Premiums received $2,787,353)	(2,419,725)
	Borrowings - (17.8% of Net Assets or 14.0% of Total Investments)	(31,000,000)
	Net Assets - 100.0%	$174,486,866

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (1.4%) (b)	Month	Price	Value
	Call Options Written - (1.4%)
755	Consumer Discretionary Select Sector SPDR Fund	October 2013	$61.00	$(49,075)
394	Energy Select Sector SPDR Fund	October 2013	85.00	(18,518)
2,253	Financial Select Sector SPDR Fund	October 2013	20.00	(72,096)
2,400	iShares Russell 2000 Index Fund	October 2013	106.00	(524,400)
3,706	iShares Russell 2000 Index Fund	October 2013	107.00	(583,695)
300	Russell 2000 Index	October 2013	1,070.00	(615,000)
205	Russell 2000 Index	October 2013	1,075.00	(356,700)
240	S&P 500 Index	October 2013	1,715.00	(154,800)
561	SPDR S&P Retail ETF	October 2013	83.00	(45,441)
	Total Value of Call Options Written (1.4%)			$(2,419,725)
	Premiums received ($2,787,353)

NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) All or a portion of these securities have been physically segregated in connection with borrowings. As of September 30, 2013, the total amount segregated was $197,466,784.

(b) Non-income producing security.

Securities are classified by sectors that represent broad groupings of industries.

See previously submitted notes to financial statements for the period ended June 30, 2013.

Country Breakdown*
United States	95.6%
Ireland	1.2%
Switzerland	1.2%
United Kingdom	0.6%
Netherlands	0.4%
Bermuda	0.4%
Jersey	0.2%
Curacao	0.2%
Panama	0.2%

*Subject to change daily. Based on long-term investments.

At September 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$192,750,560	$33,257,739	$(4,826,111)	$28,431,628

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sale price as of the close of the exchange on which they are traded. Preferred stocks for which the last price is not available are valued at the mean between the last available bid and ask prices on that day. Equity index options are valued at the mean between the last available bid and ask prices on the primary exchange on which they are traded.  Exchange-traded options are valued at the mean of the best bid and ask prices at the close on those exchanges on which they are traded. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximated market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 2 or Level 3 securities during the nine months ended September 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of September 30, 2013:

Description
(value in $000s)	Level 1	Level 2	Level 3	Total
Common Stocks	$206,553	$-	$-	$206,553
Money Market Fund	14,629	-	-	14,629
Total	$221,182	$-	$-	$221,182
Liabilities:
Call Options Written	$2,420	$-	$-	$2,420
Total	$2,420	$-	$-	$2,420

During the nine months ended September 30, 2013, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      November 26, 2013

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:     November 26, 2013